Subsidiary guarantee information (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,690	4,445	6,220	10,135	11,042
Interest expense	(3,104)	(2,267)	(3,580)	(5,371)	(6,596)
Net interest income	2,586	2,178	2,640	4,764	4,446
Commissions and fees	3,309	3,275	3,538	6,584	6,786
Trading revenues	197	638	357	835	2,172
Other revenues	371	738	417	1,109	637
Net revenues	6,463	6,829	6,952	13,292	14,041
Provision for credit losses	18	34	51	52	73
Compensation and benefits	2,973	2,993	2,926	5,966	5,917
General and administrative expenses	3,441	1,690	1,873	5,131	3,605
Commission expenses	377	369	457	746	927
Total other operating expenses	3,818	2,059	2,330	5,877	4,532
Total operating expenses	6,791	5,052	5,256	11,843	10,449
Income tax expense	307	543	472	850	971
Income from continuing operations	(653)	1,200	1,173	547	2,548
Income/(loss) from discontinued operations, net of tax	(9)	15	(9)	6	(3)
Net income	(662)	1,215	1,164	553	2,545
Net income/(loss) attributable to noncontrolling interests	38	356	119	394	197
Net income attributable to shareholders	(700)	859	1,045	159	2,348
of which from continuing operations	(691)	844	1,054	153	2,351
of which from discontinued operations	(9)	15	(9)	6	(3)
Income from continuing operations before taxes	(346)	1,743	1,645	1,397	3,519
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,462		1,728	2,947	3,472
Interest expense	(899)		(1,078)	(1,773)	(2,061)
Net interest income	563		650	1,174	1,411
Commissions and fees	1,061		1,043	2,115	1,960
Trading revenues	225		(450)	729	(441)
Other revenues	242		290	956	508
Net revenues	2,091		1,533	4,974	3,438
Provision for credit losses	0		2	0	2
Compensation and benefits	924		863	1,849	1,774
General and administrative expenses	503		515	971	1,038
Commission expenses	61		57	117	119
Total other operating expenses	564		572	1,088	1,157
Total operating expenses	1,488		1,435	2,937	2,931
Income tax expense	210		(15)	688	80
Income from continuing operations	393		111	1,349	425
Income/(loss) from discontinued operations, net of tax	0		(4)	0	6
Net income	393		107	1,349	431
Net income/(loss) attributable to noncontrolling interests	25		98	373	167
Net income attributable to shareholders	368		9	976	264
of which from continuing operations	368		13	976	258
of which from discontinued operations	0		(4)	0	6
Income from continuing operations before taxes	603		96	2,037	505
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	4,102		4,355	6,933	7,299
Interest expense	(2,170)		(2,484)	(3,528)	(4,434)
Net interest income	1,932		1,871	3,405	2,865
Commissions and fees	2,234		2,448	4,408	4,727
Trading revenues	(144)		806	22	2,605
Other revenues	167		129	222	152
Net revenues	4,189		5,254	8,057	10,349
Provision for credit losses	4		33	23	35
Compensation and benefits	2,069		1,975	4,148	4,069
General and administrative expenses	2,953		1,381	4,191	2,606
Commission expenses	313		397	623	802
Total other operating expenses	3,266		1,778	4,814	3,408
Total operating expenses	5,335		3,753	8,962	7,477
Income tax expense	68		467	114	845
Income from continuing operations	(1,218)		1,001	(1,042)	1,992
Income/(loss) from discontinued operations, net of tax	(9)		(5)	6	(9)
Net income	(1,227)		996	(1,036)	1,983
Net income/(loss) attributable to noncontrolling interests	4		222	(189)	368
Net income attributable to shareholders	(1,231)		774	(847)	1,615
of which from continuing operations	(1,222)		779	(853)	1,624
of which from discontinued operations	(9)		(5)	6	(9)
Income from continuing operations before taxes	(1,150)		1,468	(928)	2,837
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,564		6,083	9,880	10,771
Interest expense	(3,069)		(3,562)	(5,301)	(6,495)
Net interest income	2,495		2,521	4,579	4,276
Commissions and fees	3,295		3,491	6,523	6,687
Trading revenues	81		356	751	2,164
Other revenues	409		419	1,178	660
Net revenues	6,280		6,787	13,031	13,787
Provision for credit losses	4		35	23	37
Compensation and benefits	2,993		2,838	5,997	5,843
General and administrative expenses	3,456		1,896	5,162	3,644
Commission expenses	374		454	740	921
Total other operating expenses	3,830		2,350	5,902	4,565
Total operating expenses	6,823		5,188	11,899	10,408
Income tax expense	278		452	802	925
Income from continuing operations	(825)		1,112	307	2,417
Income/(loss) from discontinued operations, net of tax	(9)		(9)	6	(3)
Net income	(834)		1,103	313	2,414
Net income/(loss) attributable to noncontrolling interests	29		320	184	535
Net income attributable to shareholders	(863)		783	129	1,879
of which from continuing operations	(854)		792	123	1,882
of which from discontinued operations	(9)		(9)	6	(3)
Income from continuing operations before taxes	(547)		1,564	1,109	3,342
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	40		13	78	27
Interest expense	(57)		(11)	(109)	(23)
Net interest income	(17)		2	(31)	4
Commissions and fees	3		1	2	3
Trading revenues	47		0	36	0
Other revenues	(742)		1,039	134	2,314
Net revenues	(709)		1,042	141	2,321
Provision for credit losses	0		0	0	0
Compensation and benefits	16		18	34	32
General and administrative expenses	(25)		(34)	(52)	(74)
Commission expenses	0		0	0
Total other operating expenses	(25)		(34)	(52)	(74)
Total operating expenses	(9)		(16)	(18)	(42)
Income tax expense	0		13	0	15
Income from continuing operations	(700)		1,045	159	2,348
Income/(loss) from discontinued operations, net of tax	0		0	0	0
Net income	(700)		1,045	159	2,348
Net income/(loss) attributable to noncontrolling interests	0		0	0	0
Net income attributable to shareholders	(700)		1,045	159	2,348
of which from continuing operations	(700)		1,045	159	2,348
of which from discontinued operations	0		0	0	0
Income from continuing operations before taxes	(700)		1,058	159	2,363
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	86		124	177	244
Interest expense	22		(7)	39	(78)
Net interest income	108		117	216	166
Commissions and fees	11		46	59	96
Trading revenues	69		1	48	8
Other revenues	704		(1,041)	(203)	(2,337)
Net revenues	892		(877)	120	(2,067)
Provision for credit losses	14		16	29	36
Compensation and benefits	(36)		70	(65)	42
General and administrative expenses	10		11	21	35
Commission expenses	3		3	6	6
Total other operating expenses	13		14	27	41
Total operating expenses	(23)		84	(38)	83
Income tax expense	29		7	48	31
Income from continuing operations	872		(984)	81	(2,217)
Income/(loss) from discontinued operations, net of tax	0		0	0	0
Net income	872		(984)	81	(2,217)
Net income/(loss) attributable to noncontrolling interests	9		(201)	210	(338)
Net income attributable to shareholders	863		(783)	(129)	(1,879)
of which from continuing operations	863		(783)	(129)	(1,879)
of which from discontinued operations	0		0	0	0
Income from continuing operations before taxes	901		(977)	129	(2,186)